Pension And Postretirement Benefits (Accumulated Benefit Obligations In Excess Of Plan Assets) (Details) (Supplemental Retirement Plans [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Supplemental Retirement Plans [Member]
Pension and Postretirement Benefits [Line Items]
Projected benefit obligation	$ (2,458)	$ (2,280)
Accumulated benefit obligation	(2,410)	(2,227)
Fair value of plan assets	$ 0	$ 0